Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.4%
		Basic Materials: 6.3%
350,000	(1)	ASP Unifrax Holdings, Inc., 5.250%, 09/30/2028	$280,105	0.1
750,000	(1)	ASP Unifrax Holdings, Inc., 7.500%, 09/30/2029	510,406	0.1
1,125,000	(1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	1,033,433	0.2
575,000	(1),(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	523,370	0.1
1,175,000	(1),(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	997,322	0.2
1,225,000	(1)	Consolidated Energy Finance S.A., 5.625%, 10/15/2028	1,055,068	0.3
1,150,000	(1)	Constellium SE, 5.625%, 06/15/2028	1,087,021	0.3
800,000	(1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	771,961	0.2
2,175,000	(1)	HudBay Minerals, Inc., 4.500%, 04/01/2026	2,011,053	0.5
1,225,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,087,084	0.3
1,300,000	(1)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	1,179,647	0.3
1,600,000	(1),(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	1,479,005	0.4
1,475,000	(1)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	1,242,031	0.3
1,700,000	(1)	Mativ, Inc., 6.875%, 10/01/2026	1,557,281	0.4
1,475,000	(1)	Novelis Corp., 3.875%, 08/15/2031	1,244,487	0.3
400,000	(1)	Novelis Corp., 4.750%, 01/30/2030	368,000	0.1
1,225,000	(1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	1,080,627	0.3
800,000		Olin Corp., 5.000%, 02/01/2030	750,904	0.2
825,000		Olin Corp., 5.125%, 09/15/2027	792,006	0.2
1,400,000	(1)	Olympus Water US Holding Corp., 6.250%, 10/01/2029	1,037,563	0.3
285,000	(1),(2)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	267,871	0.1
1,346,000	(1)	SPCM SA, 3.125%, 03/15/2027	1,181,482	0.3
1,475,000	(1)	Taseko Mines Ltd., 7.000%, 02/15/2026	1,339,904	0.3
1,500,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	923,678	0.2
1,400,000	(1)	Tronox, Inc., 4.625%, 03/15/2029	1,173,991	0.3
			24,975,300	6.3

		Communications: 13.8%
1,200,000	(1)	Acuris Finance Us, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	943,578	0.2
1,800,000	(1)	Altice France Holding SA, 6.000%, 02/15/2028	1,150,380	0.3
1,700,000	(1)	Altice France SA/France, 5.500%, 10/15/2029	1,301,445	0.3
700,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	648,620	0.2
1,100,000		AMC Networks, Inc., 4.250%, 02/15/2029	677,484	0.2
1,650,000	(1)	Audacy Capital Corp., 6.500%, 05/01/2027	120,737	0.0
1,600,000	(1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	1,064,182	0.3
1,550,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	1,213,937	0.3
2,075,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,699,238	0.4
1,150,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,062,272	0.3
1,825,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,726,888	0.4
575,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	542,073	0.1
325,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	238,030	0.1
675,000	(1)	CommScope, Inc., 4.750%, 09/01/2029	563,287	0.1
1,200,000	(1)	CommScope, Inc., 7.125%, 07/01/2028	886,524	0.2
675,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	635,107	0.2
1,875,000	(1)	CSC Holdings LLC, 4.625%, 12/01/2030	926,344	0.2
675,000		CSC Holdings LLC, 5.250%, 06/01/2024	652,144	0.2
2,350,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	1,239,625	0.3
450,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	287,280	0.1
1,200,000	(1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	1,087,992	0.3
1,500,000		DISH DBS Corp., 5.125%, 06/01/2029	800,370	0.2
775,000	(1)	DISH DBS Corp., 5.750%, 12/01/2028	579,797	0.1
760,000		DISH DBS Corp., 7.375%, 07/01/2028	434,401	0.1
475,000	(1)	DISH Network Corp., 11.750%, 11/15/2027	461,251	0.1
950,000		Embarq Corp., 7.995%, 06/01/2036	400,363	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

675,000	(1)	GCI LLC, 4.750%, 10/15/2028	583,109	0.2
1,625,000	(1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	1,080,844	0.3
500,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	409,230	0.1
1,200,000	(1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	960,348	0.2
900,000	(1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	759,551	0.2
1,150,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,087,216	0.3
1,800,000	(1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	1,674,000	0.4
1,340,000	(1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	1,100,482	0.3
1,475,000	(1)	Millennium Escrow Corp., 6.625%, 08/01/2026	960,608	0.2
825,000		Netflix, Inc., 5.875%, 11/15/2028	869,014	0.2
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/2030	847,934	0.2
950,000	(4)	Paramount Global, 6.250%, 02/28/2057	711,864	0.2
1,725,000	(1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	709,570	0.2
635,000	(1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	512,731	0.1
860,000	(1),(2)	Sinclair Television Group, Inc., 5.500%, 03/01/2030	684,921	0.2
2,650,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,483,845	0.6
1,375,000	(1),(2)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	933,233	0.2
2,325,000		Sprint Corp., 7.125%, 06/15/2024	2,365,620	0.6
675,000		Sprint Corp., 7.625%, 03/01/2026	714,407	0.2
1,375,000	(1)	Stagwell Global LLC, 5.625%, 08/15/2029	1,207,246	0.3
650,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	558,188	0.1
725,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	657,184	0.2
925,000	(1)	Uber Technologies, Inc., 8.000%, 11/01/2026	949,235	0.2
550,000	(1)	Univision Communications, Inc., 4.500%, 05/01/2029	462,641	0.1
2,250,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	2,135,475	0.5
1,100,000	(1)	Urban One, Inc., 7.375%, 02/01/2028	1,000,340	0.3
1,250,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	1,186,288	0.3
250,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	234,975	0.1
625,000	(1)	ViaSat, Inc., 6.500%, 07/15/2028	462,500	0.1
1,150,000	(1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	984,638	0.3
2,100,000	(1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	1,868,664	0.5
1,200,000	(1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	1,030,086	0.3
1,750,000	(1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	1,065,925	0.3
			54,595,261	13.8

		Consumer, Cyclical: 25.1%
1,175,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	1,008,620	0.3
1,600,000	(1)	Academy Ltd., 6.000%, 11/15/2027	1,562,587	0.4
1,475,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	1,313,782	0.3
1,575,000	(1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,519,647	0.4
750,000	(1)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	772,946	0.2
1,800,000	(1)	Affinity Gaming, 6.875%, 12/15/2027	1,607,255	0.4
400,000	(1)	Allison Transmission, Inc., 3.750%, 01/30/2031	341,706	0.1
1,425,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,389,090	0.4
1,455,000	(1)	American Airlines, Inc., 7.250%, 02/15/2028	1,416,392	0.4
2,265,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	2,175,082	0.5
1,350,000	(1)	Arko Corp., 5.125%, 11/15/2029	1,119,027	0.3
810,000		Asbury Automotive Group, Inc., 4.500%, 03/01/2028	738,210	0.2
775,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	694,543	0.2
1,625,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	1,454,034	0.4
162,000	(1),(2)	Bath & Body Works, Inc., 9.375%, 07/01/2025	173,232	0.0
300,000	(1),(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	235,912	0.1
1,500,000	(1),(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	1,313,302	0.3
1,150,000	(1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	1,151,129	0.3
675,000	(1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	687,430	0.2
2,825,000	(1)	Carnival Corp., 6.000%, 05/01/2029	2,249,124	0.6
1,925,000	(1)	Carnival Corp., 9.875%, 08/01/2027	1,984,713	0.5
1,325,000	(1)	CCM Merger, Inc., 6.375%, 05/01/2026	1,295,201	0.3
1,100,000	(1)	Century Communities, Inc., 3.875%, 08/15/2029	944,685	0.2
720,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	735,711	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,025,000	(1)	Crocs, Inc., 4.125%, 08/15/2031	845,423	0.2
1,450,000	(2)	Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/2028	1,348,638	0.3
375,000	(2)	Delta Air Lines 2020-1 Class A Pass Through Trust, 7.375%, 01/15/2026	390,577	0.1
950,000	(1)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	782,449	0.2
1,150,000	(1)	Foot Locker, Inc., 4.000%, 10/01/2029	960,699	0.2
2,075,000	(2)	Ford Motor Co., 6.100%, 08/19/2032	2,013,707	0.5
1,800,000		Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	1,604,250	0.4
2,650,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	2,431,653	0.6
1,500,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,424,205	0.4
1,150,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	1,081,236	0.3
1,400,000	(1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	1,111,513	0.3
1,250,000	(1)	Gap, Inc./The, 3.875%, 10/01/2031	868,463	0.2
800,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	807,520	0.2
925,000	(2)	Goodyear Tire & Rubber Co/The, 5.250%, 07/15/2031	799,996	0.2
1,100,000	(1),(2)	Hanesbrands, Inc., 4.875%, 05/15/2026	1,043,592	0.3
800,000	(1)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	701,280	0.2
1,300,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,198,758	0.3
1,575,000	(1)	Interface, Inc., 5.500%, 12/01/2028	1,271,416	0.3
2,200,000	(1),(2)	International Game Technology PLC, 5.250%, 01/15/2029	2,108,700	0.5
1,250,000	(1)	LBM Acquisition LLC, 6.250%, 01/15/2029	958,119	0.2
1,550,000	(1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	1,298,505	0.3
1,500,000	(1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	987,870	0.2
400,000		M/I Homes, Inc., 3.950%, 02/15/2030	339,662	0.1
1,125,000		M/I Homes, Inc., 4.950%, 02/01/2028	1,042,091	0.3
575,000		Macy's Retail Holdings LLC, 4.500%, 12/15/2034	418,997	0.1
325,000	(1)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	288,832	0.1
975,000	(1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	859,160	0.2
850,000		Mattel, Inc., 5.450%, 11/01/2041	716,550	0.2
600,000	(1)	Melco Resorts Finance Ltd., 5.250%, 04/26/2026	541,352	0.1
1,500,000	(1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	1,229,250	0.3
1,075,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	980,615	0.2
275,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	266,503	0.1
1,125,000	(1),(2)	NCL Corp. Ltd., 7.750%, 02/15/2029	965,745	0.2
275,000	(1)	NCL Corp. Ltd., 8.375%, 02/01/2028	276,190	0.1
800,000	(1)	NCL Finance Ltd., 6.125%, 03/15/2028	649,096	0.2
675,000	(1),(2)	Penn Entertainment, Inc., 4.125%, 07/01/2029	563,527	0.1
675,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	634,591	0.2
2,000,000	(1)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	1,965,360	0.5
1,300,000	(1)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	962,414	0.2
575,000	(1),(2)	Ritchie Bros Holdings, Inc., 7.750%, 03/15/2031	603,330	0.2
3,175,000	(1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	2,831,703	0.7
375,000	(1)	Royal Caribbean Cruises Ltd., 7.250%, 01/15/2030	377,681	0.1
679,000	(1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	724,622	0.2
725,000	(1)	Royal Caribbean Cruises Ltd., 11.625%, 08/15/2027	779,375	0.2
800,000		Sands China Ltd., 5.625%, 08/08/2025	780,433	0.2
1,400,000		Sands China Ltd., 5.900%, 08/08/2028	1,330,170	0.3
1,475,000	(1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	1,304,835	0.3
1,025,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	1,015,749	0.3
600,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	614,826	0.2
1,300,000		Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	1,136,187	0.3
1,225,000	(1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	1,100,327	0.3
1,525,000	(1),(2)	Sonic Automotive, Inc., 4.625%, 11/15/2029	1,279,316	0.3
375,000	(1)	SRS Distribution, Inc., 6.000%, 12/01/2029	310,174	0.1
1,025,000	(1)	SRS Distribution, Inc., 6.125%, 07/01/2029	866,125	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,525,000	(1),(2)	Staples, Inc., 10.750%, 04/15/2027	1,107,646	0.3
1,635,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	1,477,509	0.4
1,375,000	(1)	STL Holding Co. LLC, 7.500%, 02/15/2026	1,209,065	0.3
1,300,000	(1)	Taylor Morrison Communities, Inc., 5.125%, 08/01/2030	1,201,216	0.3
1,325,000	(1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	1,107,740	0.3
1,175,000	(1)	United Airlines 2015-1 Class AA Pass Through Trust, 4.625%, 04/15/2029	1,064,340	0.3
1,225,000	(2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,195,851	0.3
450,000	(1)	United Airlines, Inc., 4.375%, 04/15/2026	431,045	0.1
1,725,000	(1)	Victoria's Secret & Co., 4.625%, 07/15/2029	1,399,613	0.4
1,550,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,336,255	0.3
500,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	528,580	0.1
950,000	(1)	White Cap Buyer LLC, 6.875%, 10/15/2028	824,941	0.2
500,000	(1),(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/2026	455,390	0.1
1,150,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	1,118,887	0.3
550,000	(1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	500,990	0.1
1,800,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	1,703,124	0.4
800,000	(1),(2)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.125%, 02/15/2031	812,216	0.2
			99,151,125	25.1

		Consumer, Non-cyclical: 13.7%
147,000	(1)	1375209 BC Ltd., 9.000%, 01/30/2028	145,898	0.0
1,375,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,333,269	0.3
1,575,000	(1)	ADT Security Corp./The, 4.125%, 08/01/2029	1,406,514	0.3
1,125,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	979,913	0.2
475,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	443,873	0.1
1,200,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,193,880	0.3
400,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	299,042	0.1
300,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	288,600	0.1
825,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	736,106	0.2
1,600,000	(1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	1,496,024	0.4
1,550,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	1,438,660	0.4
775,000	(1)	APi Escrow Corp., 4.750%, 10/15/2029	683,085	0.2
520,000	(1)	APi Group DE, Inc., 4.125%, 07/15/2029	447,117	0.1
425,000	(1)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	251,132	0.1
520,000	(1)	Bausch Health Cos, Inc., 6.125%, 02/01/2027	337,074	0.1
262,000	(1)	Bausch Health Cos, Inc., 11.000%, 09/30/2028	194,100	0.0
1,150,000	(1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,165,950	0.3
1,800,000	(1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,604,574	0.4
625,000	(1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	462,062	0.1
1,050,000	(1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	824,617	0.2
900,000	(1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	791,046	0.2
700,000	(1)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	434,210	0.1
1,450,000	(1)	CPI CG, Inc., 8.625%, 03/15/2026	1,436,805	0.4
475,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	375,117	0.1
1,750,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	1,495,375	0.4
1,550,000		Encompass Health Corp., 4.750%, 02/01/2030	1,410,965	0.4
475,000	(1)	Garda World Security Corp., 6.000%, 06/01/2029	378,235	0.1
1,200,000	(1)	Garda World Security Corp., 7.750%, 02/15/2028	1,183,804	0.3
1,025,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	1,005,575	0.2
1,450,000	(1)	Jazz Securities DAC, 4.375%, 01/15/2029	1,335,305	0.3
1,148,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,147,392	0.3
1,225,000	(1)	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.000%, 02/01/2026	1,097,453	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

750,000	(1)	Medline Borrower L.P., 3.875%, 04/01/2029	651,495	0.2
1,500,000	(1),(2)	Medline Borrower L.P., 5.250%, 10/01/2029	1,302,851	0.3
900,000	(1),(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	648,372	0.2
1,475,000	(1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	1,335,900	0.3
850,000		New Albertsons L.P., 7.450%, 08/01/2029	862,172	0.2
1,975,000	(1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,754,941	0.4
1,200,000	(1)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	798,354	0.2
1,019,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	1,013,660	0.2
775,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	695,291	0.2
1,550,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,520,442	0.4
1,075,000	(1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	1,006,136	0.2
1,675,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	1,463,591	0.4
1,250,000	(1)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,017,388	0.3
600,000	(1)	Spectrum Brands, Inc., 3.875%, 03/15/2031	491,266	0.1
700,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	616,601	0.1
1,090,000	(1)	Teleflex, Inc., 4.250%, 06/01/2028	1,037,844	0.3
675,000		Tenet Healthcare Corp., 4.250%, 06/01/2029	611,287	0.1
375,000		Tenet Healthcare Corp., 5.125%, 11/01/2027	360,375	0.1
1,900,000	(2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,822,756	0.5
1,430,000	(1)	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,411,982	0.4
1,400,000		Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/2027	1,308,549	0.3
1,350,000	(1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	1,073,264	0.3
1,100,000	(1)	United Natural Foods, Inc., 6.750%, 10/15/2028	1,023,341	0.3
385,000		United Rentals North America, Inc., 3.750%, 01/15/2032	331,991	0.1
825,000		United Rentals North America, Inc., 4.875%, 01/15/2028	789,773	0.2
275,000		United Rentals North America, Inc., 5.250%, 01/15/2030	264,954	0.1
1,100,000	(1)	Varex Imaging Corp., 7.875%, 10/15/2027	1,078,453	0.3
			54,115,801	13.7

		Energy: 13.6%
850,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	800,964	0.2
1,075,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	1,051,672	0.3
425,000	(1)	Antero Resources Corp., 5.375%, 03/01/2030	395,834	0.1
750,000		Apache Corp., 5.100%, 09/01/2040	636,769	0.2
575,000		Apache Corp., 5.250%, 02/01/2042	483,684	0.1
1,175,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,129,128	0.3
425,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	417,446	0.1
645,000	(1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	569,854	0.1
1,400,000	(1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	1,257,760	0.3
1,150,000	(1),(2)	Baytex Energy Corp., 8.750%, 04/01/2027	1,178,675	0.3
600,000	(1)	Chesapeake Energy Corp., 6.750%, 04/15/2029	596,235	0.2
1,300,000	(1)	Chord Energy Corp., 6.375%, 06/01/2026	1,289,191	0.3
1,175,000	(1)	CNX Midstream Partners LP, 4.750%, 04/15/2030	1,012,027	0.3
1,475,000	(1)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	1,398,300	0.4
1,825,000	(1)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	1,717,179	0.4
1,825,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	1,739,672	0.4
675,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	663,015	0.2
950,000	(1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	870,713	0.2
525,000	(1)	DT Midstream, Inc., 4.125%, 06/15/2029	460,870	0.1
1,000,000	(1)	DT Midstream, Inc., 4.375%, 06/15/2031	872,580	0.2
1,375,000	(1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	1,335,555	0.3
1,300,000	(1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	1,138,729	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,162,000	(1)	Enerflex Ltd., 9.000%, 10/15/2027	1,131,166	0.3
2,250,000		EnLink Midstream LLC, 5.375%, 06/01/2029	2,167,819	0.5
500,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	454,780	0.1
212,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	209,842	0.1
925,000	(1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	827,223	0.2
850,000	(1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	807,808	0.2
400,000	(1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	372,542	0.1
700,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	645,253	0.2
725,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	669,465	0.2
900,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	832,040	0.2
1,575,000	(1)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	1,486,769	0.4
1,755,000	(1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	1,691,820	0.4
1,850,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,717,651	0.4
775,000		Murphy Oil Corp., 5.875%, 12/01/2027	755,786	0.2
1,325,000		Murphy Oil Corp., 6.375%, 07/15/2028	1,306,805	0.3
1,240,000	(1)	Nabors Industries Ltd., 7.500%, 01/15/2028	1,145,514	0.3
590,000		Nabors Industries, Inc., 5.100%, 09/15/2023	589,646	0.1
500,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	401,276	0.1
1,325,000		Occidental Petroleum Corp., 5.500%, 12/01/2025	1,324,697	0.3
1,325,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	1,396,663	0.4
1,150,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	1,266,075	0.3
1,100,000	(1)	Precision Drilling Corp., 6.875%, 01/15/2029	999,240	0.3
1,520,000		Southwestern Energy Co., 5.375%, 02/01/2029	1,434,356	0.4
1,400,000	(1)	SunCoke Energy, Inc., 4.875%, 06/30/2029	1,220,560	0.3
480,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	441,199	0.1
1,225,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	1,109,244	0.3
735,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	735,404	0.2
873,438	(1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	857,017	0.2
190,000	(1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	195,704	0.0
525,000		Transocean, Inc., 6.800%, 03/15/2038	364,122	0.1
750,000	(1)	Transocean, Inc., 7.500%, 01/15/2026	681,735	0.2
1,825,000	(1),(2)	Weatherford International Ltd., 8.625%, 04/30/2030	1,868,727	0.5
1,800,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	1,572,273	0.4
			53,696,073	13.6

		Financial: 7.5%
675,000	(2)	Ally Financial, Inc., 5.750%, 11/20/2025	635,557	0.2
675,000		Ally Financial, Inc., 6.700%, 02/14/2033	600,524	0.1
1,150,000	(1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	941,643	0.2
1,300,000	(1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	1,100,891	0.3
1,250,000	(1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	1,077,237	0.3
1,275,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	1,142,623	0.3
545,000	(1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	419,909	0.1
1,075,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	994,214	0.2
1,525,000	(1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	1,103,970	0.3
1,500,000	(1)	LPL Holdings, Inc., 4.000%, 03/15/2029	1,351,470	0.3
650,000	(1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	514,316	0.1
1,100,000	(1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	936,749	0.2
1,070,000	(2)	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	791,581	0.2
1,125,000	(2)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	926,556	0.2
1,525,000	(1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,173,442	0.3
1,575,000		Navient Corp., 4.875%, 03/15/2028	1,326,536	0.3
850,000		Navient Corp., 5.000%, 03/15/2027	749,777	0.2
300,000		Navient Corp., 7.250%, 09/25/2023	299,290	0.1
575,000		OneMain Finance Corp., 4.000%, 09/15/2030	431,767	0.1
1,700,000		OneMain Finance Corp., 5.375%, 11/15/2029	1,431,910	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

400,000		OneMain Finance Corp., 7.125%, 03/15/2026	384,920	0.1
1,675,000	(1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	1,544,149	0.4
1,325,000	(1)	PRA Group, Inc., 5.000%, 10/01/2029	1,110,232	0.3
1,025,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	768,237	0.2
1,225,000	(1)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	1,024,306	0.3
350,000		Service Properties Trust, 4.750%, 10/01/2026	292,594	0.1
375,000		Service Properties Trust, 5.500%, 12/15/2027	336,015	0.1
1,900,000	(1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	1,692,790	0.4
550,000	(1)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	322,437	0.1
875,000	(1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	534,848	0.1
625,000	(1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 10.500%, 02/15/2028	606,813	0.1
1,100,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	1,016,472	0.3
1,175,000	(1)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	1,048,395	0.3
1,315,000	(1)	XHR L.P., 4.875%, 06/01/2029	1,116,635	0.3
			29,748,805	7.5

		Industrial: 10.7%
1,750,000	(1),(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	1,340,850	0.3
700,000	(2)	Ball Corp., 3.125%, 09/15/2031	579,925	0.1
615,000		Ball Corp., 6.875%, 03/15/2028	637,152	0.2
625,000	(1),(2)	Bombardier, Inc., 7.500%, 02/01/2029	639,062	0.2
750,000	(1),(2)	Bombardier, Inc., 7.875%, 04/15/2027	759,970	0.2
1,575,000	(1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	1,478,492	0.4
1,150,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	1,066,100	0.3
1,275,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	1,141,469	0.3
1,350,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	1,283,607	0.3
1,395,000	(1)	Chart Industries, Inc., 7.500%, 01/01/2030	1,443,086	0.4
370,000	(1)	Chart Industries, Inc., 9.500%, 01/01/2031	390,703	0.1
1,100,000	(1),(2)	Clean Harbors, Inc., 6.375%, 02/01/2031	1,123,430	0.3
1,465,000	(1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	1,320,330	0.3
1,625,000	(1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,484,535	0.4
1,475,000	(1)	GFL Environmental, Inc., 4.000%, 08/01/2028	1,341,468	0.3
700,000	(1)	GFL Environmental, Inc., 4.375%, 08/15/2029	627,445	0.2
550,000	(1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	454,349	0.1
675,000	(1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	581,682	0.1
1,175,000	(1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	981,242	0.2
1,350,000	(1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,168,679	0.3
1,050,000		Howmet Aerospace, Inc., 5.900%, 02/01/2027	1,069,357	0.3
1,600,000	(1)	Imola Merger Corp., 4.750%, 05/15/2029	1,433,152	0.4
750,000	(1),(3)	Intelligent Packaging Holdco Issuer LP, 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	528,803	0.1
1,475,000	(1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,272,188	0.3
1,050,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	1,050,446	0.3
1,625,000	(1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	1,553,338	0.4
1,350,000	(1)	PGT Innovations, Inc., 4.375%, 10/01/2029	1,221,750	0.3
1,075,000	(1)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	961,222	0.2
400,000	(1)	Rolls-Royce PLC, 3.625%, 10/14/2025	381,000	0.1
1,300,000	(1)	Rolls-Royce PLC, 5.750%, 10/15/2027	1,296,250	0.3
1,575,000	(1)	Sealed Air Corp., 4.000%, 12/01/2027	1,471,208	0.4
650,000	(1)	Sealed Air Corp./Sealed Air Corp. US, 6.125%, 02/01/2028	657,930	0.2
450,000	(1)	Sensata Technologies BV, 5.000%, 10/01/2025	447,165	0.1
1,550,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,357,645	0.3
1,500,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	1,207,229	0.3
825,000	(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	718,682	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,025,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	970,127	0.2
725,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	719,717	0.2
600,000	(1)	TK Elevator US Newco, Inc., 5.250%, 07/15/2027	567,243	0.1
875,000		TransDigm, Inc., 4.625%, 01/15/2029	778,785	0.2
675,000		TransDigm, Inc., 5.500%, 11/15/2027	637,202	0.2
1,075,000		TransDigm, Inc., 6.375%, 06/15/2026	1,051,947	0.3
1,250,000	(1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,055,430	0.3
			42,251,392	10.7

		Technology: 2.6%
150,000		CDW LLC / CDW Finance Corp., 4.125%, 05/01/2025	145,680	0.0
1,500,000	(1)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	1,259,091	0.3
1,150,000	(1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	954,729	0.2
665,000	(1)	Entegris Escrow Corp., 6.950%, 06/15/2030	645,210	0.2
475,000	(1),(2)	Entegris, Inc., 3.625%, 05/01/2029	410,428	0.1
2,100,000	(1)	NCR Corp., 5.125%, 04/15/2029	1,819,122	0.5
575,000	(1)	Open Text Corp., 3.875%, 12/01/2029	484,664	0.1
700,000	(1)	Open Text Corp., 6.900%, 12/01/2027	722,750	0.2
1,150,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	987,734	0.2
1,300,000	(1)	Playtika Holding Corp., 4.250%, 03/15/2029	1,083,843	0.3
1,425,000	(1)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	546,434	0.1
540,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	407,033	0.1
1,375,000	(1)	Virtusa Corp., 7.125%, 12/15/2028	1,081,904	0.3
			10,548,622	2.6

		Utilities: 1.1%
1,650,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	1,625,811	0.4
1,175,000		TransAlta Corp., 7.750%, 11/15/2029	1,236,241	0.3
550,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	534,767	0.1
1,125,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,093,303	0.3
			4,490,122	1.1

	Total Corporate Bonds/Notes
	(Cost $416,705,737)		373,572,501	94.4

BANK LOANS: 0.8%
		Electronics/Electrical: 0.3%
1,300,000		AP Core Holdings II, LLC High-Yield Term Loan B2, 10.340%, (US0001M + 5.500%), 09/01/2027	1,268,583	0.3

		Lodging & Casinos: 0.3%
1,000,000		Hilton Domestic Operating Company, Inc. 2019 Term Loan B2, 6.642%, (US0001M + 1.750%), 06/22/2026	1,000,139	0.3

		Radio & Television: 0.2%
1,025,000		Clear Channel Outdoor Holdings, Inc. Term Loan B, 8.325%, (US0003M + 3.500%), 08/21/2026	958,215	0.2

	Total Bank Loans
	(Cost $3,235,526)		3,226,937	0.8

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
350,000		DISH Network Corp., 3.375%, 08/15/2026	182,000	0.1

		Financial: 0.0%
499,200	(1),(5)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	1,413	0.0

	Total Convertible Bonds/Notes
	(Cost $797,904)		183,413	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.3%
		Consumer Discretionary: –%
1,476	(1),(6),(7)	Perseus Holding Corp.	–	–

		Consumer Staples: 0.3%
54,000	(6),(7)	Southeastern Grocers, Inc.	1,188,000	0.3

		Energy: 0.0%
2	(7)	Amplify Energy Corp.	14	0.0
424,441	(6),(7)	Ascent Resources - Utica LLC	5,093	0.0
			5,107	0.0

		Health Care: 0.0%
26	(7)	Option Care Health, Inc.	826	0.0

		Information Technology: –%
1	(7)	Avaya Holdings Corp.	–	–

	Total Common Stock
	(Cost $391,080)		1,193,933	0.3

PREFERRED STOCK: –%
		Consumer Discretionary: –%
775	(1),(6),(7)	Perseus Holding Corp.	–	–

	Total Preferred Stock
	(Cost $–)		–	–

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

WARRANTS: –%
Health Care: –%
126	(6),(7)	Option Care Health, Inc. - Class A	–	–
126	(6),(7)	Option Care Health, Inc. - Class B	–	–

Total Warrants
	(Cost $–)		–	–

OTHER(8): –%
Energy: –%
2,000	(6),(9)	Green Field Energy Services, Inc. (Escrow)	–	–

Total Other
	(Cost $–)		–	–

Total Long-Term Investments
	(Cost $421,130,247)		378,176,784	95.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.9%
		Commercial Paper: 2.7%
1,000,000		Dollar General Corp., 5.010%, 04/04/2023	999,434	0.3
3,000,000		Dollar General Corp., 5.020%, 05/03/2023	2,985,384	0.8
2,075,000		Dollar General Corp., 5.030%, 05/08/2023	2,063,304	0.5
1,000,000		EIDP Inc., 5.180%, 04/24/2023	996,511	0.2
3,600,000		PPG Industries, Inc., 5.350%, 04/28/2023	3,585,261	0.9

	Total Commercial Paper
	(Cost $10,628,713)		10,629,894	2.7

		U.S. Treasury Bills: 0.4%
1,750,000	(10)	United States Treasury Bill, 2.340%, 04/06/2023
		(Cost $1,748,855)	1,749,327	0.4

		Repurchase Agreements: 6.8%
5,447,799	(11)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $5,449,957, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $5,556,755, due 11/01/49-02/01/51)	5,447,799	1.4
5,839,855	(11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/23, 4.83%, due 04/03/23 (Repurchase Amount $5,842,173, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,956,652, due 04/25/23-02/20/73)	5,839,855	1.5
2,610,239	(11)	Citadel Securities LLC, Repurchase Agreement dated 03/31/23, 4.88%, due 04/03/23 (Repurchase Amount $2,611,286, collateralized by various U.S. Government Securities, 0.000%-5.375%, Market Value plus accrued interest $2,663,527, due 04/04/23-02/15/53)	2,610,239	0.7
4,000,000	(11)	National Bank Financial, Repurchase Agreement dated 03/31/23, 4.84%, due 04/03/23 (Repurchase Amount $4,001,591, collateralized by various U.S. Government Securities, 0.000%-4.768%, Market Value plus accrued interest $4,079,998, due 04/03/23-09/09/49)	4,000,000	1.0
6,401,045	(11)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $6,403,581, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $6,529,066, due 04/06/23-02/20/53)	6,401,045	1.6
2,480,105	(11)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $2,481,106, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,529,708, due 07/15/25-02/15/51)	2,480,105	0.6

Total Repurchase Agreements
(Cost $26,779,043)	26,779,043	6.8

Total Short-Term Investments
(Cost $39,156,611)	39,158,264	9.9

Total Investments in Securities (Cost $460,286,858)	$417,335,048	105.5
Liabilities in Excess of Other Assets	(21,789,551)	(5.5)
Net Assets	$395,545,497	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2023.
(5)	Defaulted security.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(9)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2023, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2023.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–
Consumer Staples	–	–	1,188,000	1,188,000
Energy	14	–	5,093	5,107
Health Care	826	–	–	826
Information Technology	–	–	–	–
Total Common Stock	840	–	1,193,093	1,193,933
Preferred Stock	–	–	–	–
Warrants	–	–	–	–
Corporate Bonds/Notes	–	373,572,501	–	373,572,501
Bank Loans	–	3,226,937	–	3,226,937
Convertible Bonds/Notes	–	183,413	–	183,413
Other	–	–	–	–
Short-Term Investments	–	39,158,264	–	39,158,264
Total Investments, at fair value	$840	$416,141,115	$1,193,093	$417,335,048

At March 31, 2023, Voya High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc. (Escrow)	8/25/2019	$–	$–
		$–	$–

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $460,571,256.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,187,784
Gross Unrealized Depreciation	(46,423,992)
Net Unrealized Depreciation	$(43,236,208)